Patent Licenses - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Patent Licenses [Line Items]
Option and license fees	$ 340,000	$ 340,000
Additional option fees	22,500	22,500
Additional license fees	400,000	400,000
Cash proceeds	5,000,000	5,000,000
Patent acquisition costs	1,730,000	1,336,000
Convertible Notes Payable [Member]
Patent Licenses [Line Items]
Interest rate	10.00%	10.00%
UMass IP [Member]
Patent Licenses [Line Items]
Option and license fees		150,000
Net sales of product reduced	0.25%
UMass IP [Member] | Minimum [Member]
Patent Licenses [Line Items]
Obligation to pay royalties (Ranged)	6.00%
UMass IP [Member] | Maximum [Member]
Patent Licenses [Line Items]
Obligation to pay royalties (Ranged)	12.00%
ACT IP [Member]
Patent Licenses [Line Items]
Option and license fees		225,000
Patent acquisition costs	$ 747,000	$ 747,000